CONSOLIDATED STATEMENT OF PREDECESSOR OWNERS' NET INVESTMENT (DEFICIT) (Owners' Net Investment (Deficit), USD $)	Owners' Net Investment (Deficit) USD ($)
Balance at Jan. 01, 2011	11,686
Distributions to owners	$ (26,416)
Net income	$ 8,322
Balance at May. 01, 2011	(6,408)